CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net income	$ 99,225	$ 38,706	$ 10,225
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	13,838	9,897	9,923
Stock-based compensation expense	11,570	6,985	4,447
Foreign currency translation	20	(223)	19
Accrued interest, net	(3,646)	(300)	(125)
Deferred taxes, net	(1,428)	(2,755)	(3,093)
Accrued severance pay, net	(106)	663	(23)
Change in payment obligation related to acquisitions	(6,904)	350	4,646
Loss (gain) from sale of property and equipment	(12)	121	10
Net changes in operating assets and liabilities:
Accounts receivable, net	(45,236)	(34,239)	(32,049)
Prepaid expenses and other current assets	(434)	(2,781)	(1,185)
Operating lease right-of-use assets	1,104	8,510	2,595
Operating lease liabilities	(1,909)	(8,643)	(2,255)
Accounts payable	48,191	35,222	24,742
Accrued expenses and other liabilities	9,320	21,446	2,776
Deferred revenue	(1,474)	(1,853)	1,506
Net cash provided by operating activities	122,119	71,106	22,159
Investing activities:
Purchases of property and equipment	(1,058)	(627)	(459)
Proceeds from sale of property and equipment	12	95	5
Short-term deposits, inflows	217,200	12,700	23,234
Short-term deposits, outflows	(253,400)	(217,200)	(12,700)
Cash paid in connection with acquisitions, net of cash acquired	(9,570)	(38,438)	(19,000)
Net cash used in investing activities	(46,816)	(243,470)	(8,920)
Financing activities:
Issuance of shares in private placement, net	0	230,489	0
Proceeds from exercise of stock-based compensation	5,833	6,898	4,286
Payments of contingent consideration	(9,091)	0	0
Repayment of long-term loans	0	(8,333)	(8,333)
Net cash provided by (used in) financing activities	(3,258)	229,054	(4,047)
Effect of exchange rate changes on cash and cash equivalents	(59)	(33)	81
Net increase in cash and cash equivalents and restricted cash	71,986	56,657	9,273
Cash and cash equivalents and restricted cash at beginning of year	105,535	48,878	39,605
Cash and cash equivalents and restricted cash at end of year	177,521	105,535	48,878
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheet
Cash and cash equivalents	176,226	104,446	47,656
Restricted cash	1,295	1,089	1,222
Total cash, cash equivalents, and restricted cash	177,521	105,535	48,878
Cash paid during the year for:
Income taxes	7,689	4,365	3,180
Interest	5	203	1,097
Non-cash investing and financing activities:
Creation of new lease right-of-use assets arising from lease liability	2,085	0	1,671
Purchase of property and equipment on credit	$ (47)	$ 45	$ 3